COMMITMENTS AND CONTINGENCIES - ENVIRONMENTAL ISSUES (Details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	$ 31,000,000	[1]	$ 92,000,000	[1]	$ 144,000,000	[1]
San Diego Gas and Electric Company and Subsidiary [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	13,000,000		77,000,000		130,000,000
Environmental Site Liabilities Covered By Mechanism	5,500,000
Southern California Gas Company [Member]
Environmental Issues [Line Items]
Environmental Costs Recognized, Capitalized in Period	15,000,000		12,000,000		13,000,000
Environmental Site Liabilities Covered By Mechanism	$ 15,100,000

[1]	In cases of non-wholly owned affiliates, includes only our share.